Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Abstract]
Future minimum purchase commitment, 2024			$ 3,299
Future minimum purchase commitment, 2025			1,121
Future minimum purchase commitment, 2026			$ 109
Claimed damage	$ 1,600	¥ 10.5